Derivative instruments and hedging activities (Tables)	6 Months Ended
Jun. 30, 2015
Derivative instruments and hedging activities [Abstract]
Schedule of balance sheet classification and fair values of derivative instruments
		Fair Value		Notional Amount
		June 30,	December 31,	June 30,	December 31,
	Balance sheet location	2015	2014	2015	2014

		U.S. $ in thousands
Assets derivatives -Foreign exchange contracts, not
designated as hedging instruments	Other current assets	$1,282	$3,753	$14,237	$45,000
Assets derivatives -Foreign exchange contracts,	Accrued expenses and
designated as cash flow hedge	other current liabilities	395	-	20,683	-
Liability derivatives -Foreign exchange contracts, not	Accrued expenses and
designated as hedging instruments	other current liabilities	(2,558)	(2,901)	57,220	18,424
Liability derivatives -Foreign exchange contracts,	Accrued expenses and
designated as hedging instruments	other current liabilities	-	(1,243)	-	38,426
		$(881)	$(391)	$92,140	$101,850